CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
CONVERTIBLE PROMISSORY NOTES

$

Balance, December 31, 2016	395,373

Issuances (Net of Transaction Costs)	1,391,759
Repayments	(130,498)
Conversions (Principal)	(102,128)
Interest Accrual	27,989

Balance, December 31, 2017	1,582,495

Issuances (Net of Transaction Costs)	795,046
Repayments	(31,762)
Conversions (Principal)	(1,707,293)
Interest Accrual	10,365

Balance, December 31, 2018	648,851

a)	During 2017, the Company issued convertible promissory notes in the amount of $304,239 (US$220,000). The notes are non-interest bearing, unsecured, and mature on December 31, 2021. The notes may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first. The notes become immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and bear interest at 3% per annum compounded annually should the Company default on the note.

During 2018, all of these promissory notes, totalling US$220,000, were converted into 2,500,000 common shares of the Company.

b)	During 2017, the Company issued convertible promissory notes in the amount of $1,053,647 (US$860,500). The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance, and mature between 6 months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

During 2018, all these promissory notes, totalling US$860,500, were converted into 124,111,859 common shares of the Company.

c)	During 2017, the Company entered into a consulting agreement with an unrelated party for the provision of advertising services. In consideration for the services the Company issued a convertible promissory note in the amount of $37,692 (US$30,000). The convertible promissory note is unsecured, bears interest at 3% per annum, and matured on January 10, 2018.

During 2018, this promissory note in the amount of US$30,000 was converted into 355,450 common shares of the Company.

d)	During 2018, the Company issued convertible promissory notes totaling $730,226 (US$564,000). The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance and mature between six months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

During 2018, promissory notes totalling US$247,600 were converted into 49,183,445 common shares of the Company.

e)	On June 1, 2018, the Company issued a convertible promissory note in the amount of $64,820 (US$50,000) pursuant to a consulting contact. The note is unsecured and matured on December 2, 2018. As of December 31, 2018, the Company repaid $31,761 (US$24,500) of this note. The remaining balance (US$25,500) was repaid subsequent to year-end. (Note 17(b))

f)	During 2018, the Company converted convertible promissory notes totaling $1,707,293 (US$1,358,100), and interest expense and finders fees owed, into 176,150,754 common shares of the Company.